INTANGIBLE ASSETS AND GOODWILL (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Mar. 25, 2021	Apr. 30, 2020
IfrsStatementLineItems [Line Items]
Goodwill	$ 5,940,409	$ 6,246,455
Impairment of goodwill	$ 4,579,763
Assumption discount rates		10.00%
Vital [member]
IfrsStatementLineItems [Line Items]
Percentage of weighted average revenue margin	42.00%
Percentage of weighted average cost of capital	24.00%
Reduction in value		$ 570,133
Dronelogics [member]
IfrsStatementLineItems [Line Items]
Percentage of weighted average revenue margin	14.00%
Percentage of weighted average cost of capital	17.00%
Reduction in value		$ 597,100
Vital and Dronelogics [member]
IfrsStatementLineItems [Line Items]
Percentage of cash flow projection	2.00%
Brand [member]
IfrsStatementLineItems [Line Items]
Impairment of goodwill
Brand [member] | Vital [member]
IfrsStatementLineItems [Line Items]
Intangible assets			$ 23,000
Computer software [member] | Vital [member]
IfrsStatementLineItems [Line Items]
Intangible assets			433,000
Goodwill [member]
IfrsStatementLineItems [Line Items]
Impairment of goodwill	$ 4,579,763
Goodwill [member] | Vital [member]
IfrsStatementLineItems [Line Items]
Goodwill			$ 8,353,609
Goodwill [member] | Dronelogics [member]
IfrsStatementLineItems [Line Items]
Percentage of acquired				100.00%
Goodwill				$ 2,166,563